Inventories (Tables)	12 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2017	2016

Finished goods	$1,513,895	$1,960,063
Raw materials	3,768,842	3,920,818
	$5,282,737	$5,880,881